UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2009
                                               ----------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      11-09-2009
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 71
                                        -------------------

Form 13F Information Table Value Total: $631,527
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/09

        ITEM 1:            ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:            ITEM 6:                     ITEM 8:
    NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER   MARKET VALUE   SHARES      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       ($ 000'S)                 SOLE   SHARED   OTHER     SOLE      SHARED   OTHER
3M CO COM                  COMMON        88579Y101        10,734      145,443     X                      114,545     30,898
ACCENTURE LTD SHS CL       COMMON        G1150G111        11,567      310,367     X                      244,163     66,204
AKZO NOBEL N V ADR SP      FOREIGN       010199305         9,701      156,768     X                       23,081    133,687
ALLIANZ AKTIENEGESELLS     FOREIGN        18805101        10,143      814,645     X                      113,900    700,745
ASTRAZENECA PLC ADR S      FOREIGN       046353108         8,887      197,711     X                       29,964    167,747
AXA ADR SPONSORED          FOREIGN        54536107        17,084      631,565     X                       89,739    541,826
BANCO SANTANDER CENT       FOREIGN       05964H105        15,947      987,457     X                      142,903    844,554
BHP BILLITON LTD SPON      FOREIGN       088606108        14,012      212,273     X                       32,292    179,981
CADBURY PLC SPONS ADR      FOREIGN       12721E102        16,435      320,925     X                       44,350    276,575
CANON INC ADR              FOREIGN       138006309        16,095      402,475     X                       58,518    343,957
CRH PLC ADR                FOREIGN       12626K203        15,728      566,967     X                       82,166    484,801
DANSKE BK A/S ADR          FOREIGN       236363107         9,328      713,056     X                      101,649    611,407
DIAGEO PLC ADR SPONSO      FOREIGN       25243Q205        19,115      310,860     X                       47,883    262,977
DR PEPPER SNAPPLE GRO      COMMON        26138E109         8,254      287,098     X                      218,170     68,928
ENI S P A ADR SPONSOR      FOREIGN       26874R108        15,172      304,351     X                       44,654    259,697
ERICSSON L M TEL CO A      FOREIGN       294821608        11,302    1,127,902     X                      166,351    961,551
FRANCE TELECOM ADR SP      FOREIGN       35177Q105        15,423      572,902     X                       86,482    486,420
GENERAL ELEC CO            COMMON        369604103         7,016      427,307     X                      287,962    139,345
GLAXOSMITHKPLC ADR SP      FOREIGN       37733W105        18,280      462,659     X                       72,717    389,942
HSBC HLDGS PLC ADR SP      FOREIGN       404280406        16,250      283,340     X                       38,967    244,373
I B M                      COMMON        459200101        10,843       90,655     X                       70,987     19,668
JP MORGAN CHASE            COMMON        46625H100         7,737      176,553     X                      137,760     38,793
JOHNSON & JOHNSON          COMMON        478160104        10,926      179,439     X                      145,239     34,200
LILLY, ELI AND COMPAN      COMMON        532457108         5,439      164,668     X                      129,116     35,552
MEDTRONIC INC COM          COMMON        585055106         8,767      238,234     X                      195,149     43,085
MICROSOFT                  COMMON        594918104         9,674      376,143     X                      293,593     82,550
MITSUBISHI UFJ FINL G      FOREIGN       606822104        14,502    2,715,658     X                      416,195  2,299,463
NESTLE S A ADR SPON R      FOREIGN       641069406        21,389      502,589     X                       74,429    428,160
NOKIA CORP ADR SPONSO      FOREIGN       654902204         9,496      649,519     X                       91,446    558,073
NOVARTIS AG SPONSORED      FOREIGN       66987V109        19,237      381,837     X                       58,395    323,442
PEPSICO INC                COMMON        713448108        11,363      193,716     X                      154,870     38,846
PFIZER INC                 COMMON        717081103        10,752      649,647     X                      535,004    114,643
PROCTER & GAMBLE COMP      COMMON        742718109        11,588      200,065     X                      158,764     41,301
ROCHE HLDG LTD SPONSO      FOREIGN       771195104        15,839      392,476     X                       58,275    334,201
ROYAL DUTCH SHELL PLC      FOREIGN       780259206        15,953      278,941     X                       42,308    236,633
SANOFI-AVENTIS ADR         FOREIGN       80105N105        20,716      560,647     X                       87,744    472,903
SAP AG ADR SPON            FOREIGN       803054204        15,038      307,706     X                       44,650    263,056
SOCIETE GENERALE FRAN      FOREIGN       83364L109        14,617      909,123     X                      130,599    778,524
SYNGENTA AG ADR SPONS      FOREIGN       87160A100         9,719      211,521     X                       30,625    180,896
TARGET CORP COM            COMMON        87612E106         7,523      161,161     X                      123,971     37,190
TELEFONICA S A ADR SP      FOREIGN       879382208        11,008      132,769     X                       18,164    114,605
TNT N V SPON ADR           FOREIGN       87260W101        12,984      481,063     X                       69,334    411,729
TOTAL FINA ELF S A AD      FOREIGN       89151E109        15,381      259,553     X                       40,128    219,425
UBS AG NEW                 FOREIGN       H89231338         9,667      527,940     X                       74,721    453,219
UNILEVER PLC ADR SPON      FOREIGN       904767704        17,363      605,418     X                       90,062    515,356
VODAFONE GROUP INC         FOREIGN       92857W100        11,067      491,849     X                       70,081    421,768
WELLPOINT INC COM          COMMON        94973V107         7,113      150,200     X                      115,658     34,542
WPP PLC                    FOREIGN       92933H101        13,700      318,836     X                       45,238    273,598
ZIMMER HLDGS INC COM       COMMON        98956P102         8,040      150,426     X                      120,083     30,343
ADOBE SYSTEMS INC          COMMON        00721F101           240        7,287     X                        6,857                430
APPLE INC                  COMMON        037833100           434        2,304     X                        2,173                131
C R BARD INC. NEW JERSEY   COMMON        067383109           258        3,437     X                        3,236                201
CVS CAREMARK CORP          COMMON        126650100           304        8,599     X                        8,098                501
CELGENE CORP               COMMON        151020104           695       13,608     X                       12,819                789
CISCO SYSTEMS INC.         COMMON        17275R102           345       15,145     X                       14,270                875
COGNIZANT TECH SOLUTIONS   COMMON        192446102           452       11,704     X                       11,020                684
DOLBY LABORATORIES INC.    COMMON        25659T107           276        6,579     X                        6,194                385
GEN-PROBE INC.             COMMON        36866T103           261        6,259     X                        5,887                372
GENZYME CORP               COMMON        372917104           456        9,019     X                        8,484                535
GOOGLE INC.                COMMON        38259P508           564        1,052     X                          990                 62
MONSANTO CO.               COMMON        61166W101           403        6,003     X                        5,653                350
NETAPP INC.                COMMON        64110D104           209        7,743     X                        7,296                447
NOVO-NORDISK               COMMON        670100205           344        5,535     X                        5,210                325
PEPSICO INC                COMMON        713448108           311        5,139     X                        4,839                300
QUALCOMM INC.              COMMON        747525103           303        7,337     X                        6,917                420
SEI INVESTMENTS            COMMON        784117103           320       18,298     X                       17,214              1,084
SCHWAB CHARLES CORP        COMMON        808513105           236       13,585     X                       12,795                790
STATE STREET CORP          COMMON        857477103           276        6,585     X                        6,189                396
STRYKER CORP               COMMON        863667101           330        7,166     X                        6,759                407
VARIAN MEDICAL SYSTEMS INC.COMMON        92220P105           262        6,399     X                        6,020                379
WESTERN UNION COMPANY      COMMON        959802109           338       18,607     X                       17,533              1,074

TOTAL                                 71                 631,527